Cost-method Investments, Description: Schedule of Cost Method Investments (Details) - USD ($)	Nov. 30, 2015	Aug. 31, 2015	May. 11, 2012
Details
Equipment			$ 23,000
Supplies			1,000
Inventory			1,000
Total Tangible Assets			25,000
Goodwill	$ 5,000	$ 5,000	5,000
Intellectual Property (			1,467,500
Restrictive Covenant			2,500
Total intangible assets acquired			1,475,000
Total Assets acquired			$ 1,500,000